Prepayments and Other Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepayments and Other Assets [Line Items]
Recovery for credit losses	$ 217,203
Provision for credit losses	537	10,699	15,283
Prepaid Expenses and Other Current Assets [Member]
Prepayments and Other Assets [Line Items]
Recovery for credit losses		98,150
Provision for credit losses